DEBT (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2017	Feb. 28, 2017	Dec. 31, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 1,701,341,000	$ 1,740,552,000
Total U.S. dollar denominated floating rate debt	1,553,905,000	1,524,995,000
Total U.S. dollar denominated fixed rate debt	120,000,000	186,000,000
Credit facilities	23,000	32,000
Secured borrowings	7,329,000	7,631,000
Promissory notes	20,084,000	21,894,000
Short-term debt and current portion of long-term debt	438,962,000	120,479,000
Deferred charges	7,962,000	9,780,000
Long-term portion of debt	1,254,417,000	1,610,293,000
Maturities of Long-term Debt [Abstract]
2020	438,962,000
2021	558,928,000
2022	57,808,000
2023	219,290,000
2024	125,077,000
Thereafter	301,276,000
Total debt	1,701,341,000	1,740,552,000
Assets pledged [Abstract]
Vessels, net	2,579,905,000	2,476,755,000
Deferred Charges [Abstract]
Debt arrangement fees	16,831,000	17,490,000
Accumulated amortization	(8,869,000)	(7,710,000)
Deferred charges	7,962,000	9,780,000
Vessels
Assets pledged [Abstract]
Vessels, net	2,578,135,000	2,475,649,000
$500.1 million term loan facility
Debt Instrument [Line Items]
Principal amount	500,100,000.0
$60.6 million term loan facility
Debt Instrument [Line Items]
Principal amount	60,600,000.0
$466.5 million term loan facility
Debt Instrument [Line Items]
Principal amount	466,500,000.0
$109.2 million term loan facility
Debt Instrument [Line Items]
Principal amount	109,200,000.0
$328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount	328,400,000.0
$321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount	321,600,000.0			$ 321,600,000.0
$110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Principal amount	110,500,000.0		$ 110,500,000.0
$110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount	110,500,000.0
$110.5 million term loan facility (Credit Suisse 2)
Debt Instrument [Line Items]
Principal amount	110,500,000.0		110,500,000.0
$275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount	270,000,000.0
Loans Payable | $500.1 million term loan facility
Debt Instrument [Line Items]
Principal amount									$ 500,100,000.0
Loans Payable | $60.6 million term loan facility
Debt Instrument [Line Items]
Principal amount										$ 60,600,000.0
Loans Payable | $466.5 million term loan facility
Debt Instrument [Line Items]
Principal amount											$ 466,500,000.0
Loans Payable | $109.2 million term loan facility
Debt Instrument [Line Items]
Principal amount							$ 109,200,000.0
Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount						$ 328,400,000.0
Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount				$ 321,600,000.0
Loans Payable | $110.5 million term loan facility (Credit Suisse 2)
Debt Instrument [Line Items]
Principal amount			$ 110,500,000.0
Loans Payable | $275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount								$ 275,000,000.0
Total debt	120,000,000	186,000,000
Maturities of Long-term Debt [Abstract]
Total debt	120,000,000	186,000,000
US Dollar denominated floating rate debt | $466.5 million term loan facility
Debt Instrument [Line Items]
Total debt					$ 466,500,000
Maturities of Long-term Debt [Abstract]
Total debt					$ 466,500,000
US Dollar denominated floating rate debt | Loans Payable | $500.1 million term loan facility
Debt Instrument [Line Items]
Total debt	347,689,000	385,792,000
Maturities of Long-term Debt [Abstract]
Total debt	347,689,000	385,792,000
US Dollar denominated floating rate debt | Loans Payable | $60.6 million term loan facility
Debt Instrument [Line Items]
Total debt	44,126,000	47,594,000
Maturities of Long-term Debt [Abstract]
Total debt	44,126,000	47,594,000
US Dollar denominated floating rate debt | Loans Payable | $466.5 million term loan facility
Debt Instrument [Line Items]
Total debt	264,752,000	281,273,000
Maturities of Long-term Debt [Abstract]
Total debt	264,752,000	281,273,000
US Dollar denominated floating rate debt | Loans Payable | $109.2 million term loan facility
Debt Instrument [Line Items]
Total debt	89,929,000	96,353,000
Maturities of Long-term Debt [Abstract]
Total debt	89,929,000	96,353,000
US Dollar denominated floating rate debt | Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Total debt	230,805,000	246,079,000
Maturities of Long-term Debt [Abstract]
Total debt	230,805,000	246,079,000
US Dollar denominated floating rate debt | Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Total debt	241,127,000	260,108,000
Maturities of Long-term Debt [Abstract]
Total debt	241,127,000	260,108,000
US Dollar denominated floating rate debt | Loans Payable | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Total debt	106,189,000	51,413,000
Maturities of Long-term Debt [Abstract]
Total debt	106,189,000	51,413,000
US Dollar denominated floating rate debt | Loans Payable | $110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Total debt	112,190,000	103,747,000
Maturities of Long-term Debt [Abstract]
Total debt	112,190,000	103,747,000
US Dollar denominated floating rate debt | Loans Payable | $110.5 million term loan facility (Credit Suisse 2)
Debt Instrument [Line Items]
Total debt	117,098,000	52,636,000
Maturities of Long-term Debt [Abstract]
Total debt	$ 117,098,000	$ 52,636,000